Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Jun. 30, 2012
Accumulated Other Comprehensive Income [Abstract]
Components of Accumulated Other Comprehensive Income [Table Text Block]
(In thousands)
	2012	2011
Unrealized gains on available-for-sale securities, net of tax	$1,280	$1,238
Unrealized loss on securities transferred to held-to-maturity, net of tax	(35)	(70)
Net losses and past service liability for defined benefit plan, net of tax	(1,072)	(649)
Accumulated other comprehensive income	$173	$519